Subsequent Events (Details Textual) In Millions, unless otherwise specified	1 Months Ended
	Feb. 17, 2012	Feb. 23, 2012	Jan. 18, 2012	Jan. 17, 2012	Jan. 17, 2012 Norwegian Kroner Denominated Bonds Due January 2017 [Member] NOK	Feb. 17, 2012 Debt Facility [Member] USD ($)	Jan. 17, 2012 Teekay Offshore [Member] USD ($)
Subsequent Events (Textual) [Abstract]
Aggregate principal amount of the bonds					600		$ 100
Senior unsecured bonds and debt facility maturity Date	Feb. 23, 2012		Jan. 27, 2017
Interest payments on the bonds	3.00%			5.75%
Interest payments at fixed rate				7.49%
Interest payments on the facility are based on		LIBOR plus a margin of 3%	NIBOR plus a margin of 5.75%
Secured debt facility						$ 130